SEGMENTED INFORMATION - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Assets	$ 71,559	$ 73,867
Head office
Disclosure of operating segments [line items]
Assets	110	110
North America | Operating segments
Disclosure of operating segments [line items]
Assets	27,199	28,705
North Sea | Operating segments
Disclosure of operating segments [line items]
Assets	1,699	1,854
Offshore Africa | Operating segments
Disclosure of operating segments [line items]
Assets	1,471	1,331
Other | Operating segments
Disclosure of operating segments [line items]
Assets	33	29
Oil Sands Mining and Upgrading | Operating segments
Disclosure of operating segments [line items]
Assets	39,634	40,559
Midstream | Operating segments
Disclosure of operating segments [line items]
Assets	$ 1,413	$ 1,279